Financial information, Reconciliation from Investment in Unquoted Equity Instruments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reconciliation of the movement FVOCI [Abstract]
Opening balance	$ 297,581
Closing balance	381,872	$ 297,581
Level 3 [member] | FVOCI [Member]
Reconciliation of the movement FVOCI [Abstract]
Opening balance	12,600	23,069
Equity investments at FVOCI - net change in fair value	0	(2,699)
Conversion of debt into equity	0	36
Transfer from Level 3 to Level 1	0	(7,806)
Closing balance	$ 12,600	$ 12,600